Business Combination - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 24, 2022 USD ($) event $ / shares shares	Jun. 07, 2022 shares	Sep. 25, 2021 shares
Business Acquisition [Line Items]
Number of triggering Eevents achieved | event	3
Conversion of stock (in shares)	9,040,000
Cash proceeds from forward purchase agreement | $	$ 200,000
Repurchase of shares | $	300,000
Net contributions from the Business Combination | $	84,672
Transaction costs | $	$ 37,104
Sponsor Shares
Business Acquisition [Line Items]
Award vesting rights, percentage	40.00%
Redeemed (in shares)	3,616,000
Granted (in shares)	3,616,000
Trigger Event One
Business Acquisition [Line Items]
Contingent consideration payable, earnout (in dollars per share) | $ / shares	$ 12
Trigger Event Two
Business Acquisition [Line Items]
Contingent consideration payable, earnout (in dollars per share) | $ / shares	14
Trigger Event Three
Business Acquisition [Line Items]
Contingent consideration payable, earnout (in dollars per share) | $ / shares	$ 16
Tranche One | Sponsor Shares
Business Acquisition [Line Items]
Award vesting rights, percentage	60.00%
Redeemed (in shares)	5,424,000
Tranche Two | Sponsor Shares
Business Acquisition [Line Items]
Award vesting rights, percentage	20.00%
Redeemed (in shares)	1,808,000
Tranche Three | Sponsor Shares
Business Acquisition [Line Items]
Award vesting rights, percentage	20.00%
Redeemed (in shares)	1,808,000
PIPE
Business Acquisition [Line Items]
Sale of stock, consideration received on transaction | $	$ 205,000
Sale of stock (in dollars per share) | $ / shares	$ 10
Forward Purchase Investor
Business Acquisition [Line Items]
Sale of stock (in dollars per share) | $ / shares	$ 10
Cash proceeds from forward purchase agreement | $	$ 200,000
Class A Common Stock
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, issued (in shares)	57,718,836		0
Contingent consideration payable, earnout (in shares)	20,000,000
Class A Common Stock | Trigger Event One
Business Acquisition [Line Items]
Contingent consideration payable, earnout (in shares)	6,666,667
Class A Common Stock | Trigger Event Two
Business Acquisition [Line Items]
Contingent consideration payable, earnout (in shares)	6,666,667
Class A Common Stock | Trigger Event Three
Business Acquisition [Line Items]
Contingent consideration payable, earnout (in shares)	6,666,666
Class A Common Stock | PIPE
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	20,500,000
Class A Common Stock | Forward Purchase Investor
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	20,000,000
Common Class B
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Class V-1 Common Stock
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, issued (in shares)	79,237,388		0
Contingent consideration payable, earnout (in shares)	20,000,000
Class V-1 Common Stock | Warehouse
Business Acquisition [Line Items]
Common stock, issued (in shares)		60,844,573
Class V-3 Common Stock
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, issued (in shares)	416,933,025		0
Class V-3 Common Stock | Warehouse
Business Acquisition [Line Items]
Common stock, issued (in shares)		416,933,025